Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI Italy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 11.3%
Ferrari NV	61,851	$13,080,748
Fiat Chrysler Automobiles NV(a)	557,179	8,708,453

		21,789,201

Banks — 18.9%
FinecoBank Banca Fineco SpA(a)	314,298	4,938,275
Intesa Sanpaolo SpA(a)	8,305,357	19,128,586
Mediobanca Banca di Credito Finanziario SpA	403,062	3,603,533
UniCredit SpA(a)	838,920	8,673,386

		36,343,780

Beverages — 2.2%
Davide Campari-Milano NV	361,109	4,187,405

Diversified Financial Services — 2.4%
EXOR NV	65,706	4,588,521

Diversified Telecommunication Services — 2.5%
Infrastrutture Wireless Italiane SpA(b)	162,965	2,103,388
Telecom Italia SpA/Milano	5,596,062	2,627,397

		4,730,785

Electric Utilities — 25.0%
Enel SpA	4,187,044	41,921,477
Terna Rete Elettrica Nazionale SpA	826,181	6,198,475

		48,119,952

Electrical Equipment — 2.5%
Prysmian SpA	147,289	4,832,810

Energy Equipment & Services — 1.3%
Tenaris SA	320,217	2,484,419

Gas Utilities — 3.4%
Snam SpA	1,176,747	6,620,056

Health Care Equipment & Supplies — 1.7%
DiaSorin SpA	15,140	3,198,307

Health Care Providers & Services — 1.1%
Amplifon SpA(a)	50,954	2,046,130

Insurance — 6.2%
Assicurazioni Generali SpA	497,595	8,523,591
Poste Italiane SpA(b)	331,945	3,392,587

		11,916,178

IT Services — 2.6%
Nexi SpA(a)(b)	259,066	4,896,335

Security	Shares	Value

Machinery — 3.4%
CNH Industrial NV(a)	595,645	$6,532,294

Oil, Gas & Consumable Fuels — 6.4%
Eni SpA	1,236,353	12,279,512

Pharmaceuticals — 1.8%
Recordati Industria Chimica e Farmaceutica SpA	65,817	3,513,731

Textiles, Apparel & Luxury Goods — 3.0%
Moncler SpA(a)	116,420	5,732,005

Transportation Infrastructure — 2.8%
Atlantia SpA(a)	296,680	5,422,695

Total Common Stocks — 98.5% (Cost: $217,180,187)		189,234,116

Preferred Stocks

Diversified Telecommunication Services — 1.1%
Telecom Italia SpA/Milano, Preference Shares, NVS	4,348,336	2,213,229

Total Preferred Stocks — 1.1% (Cost: $3,403,163)		2,213,229

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	90,000	90,000

Total Short-Term Investments — 0.1% (Cost: $90,000)		90,000

Total Investments in Securities — 99.7% (Cost: $220,673,350)		191,537,345

Other Assets, Less Liabilities — 0.3%		640,242

Net Assets — 100.0%		$192,177,587

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$100,000	$—	$(10,000	)(a)	$—	$—	$90,000	90,000	$23	$—

(a)	Represents net amount purchased (sold).

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Italy ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE/MIB Index	4	12/18/20	$ 528	$3,495

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$189,234,116	$—	$—	$189,234,116
Preferred Stocks	2,213,229	—	—	2,213,229
Money Market Funds	90,000	—	—	90,000

	$191,537,345	$—	$—	$191,537,345

Derivative financial instruments(a)
Assets
Futures Contracts	$3,495	$—	$—	$3,495

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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